PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure Of Property, Plant, And Equipment1 [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

CHF in millions[4]	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Cost:
Balance at 31 December 2023	4,722.6	328.7	167.5	30.1	347.5	5,596.4
Additions	291.3	88.9	27.8	—	—	408.0
Retirements and disposals	(211.9)	(101.3)	(20.9)	(5.3)	—	(339.4)
Reclassifications	(274.6)	(0.9)	25.8	0.1	173.2	(76.4)
Other	—	—	—	—	(1.0)	(1.0)
Balance at 31 December 2024	4,527.4	315.4	200.2	25.0	519.7	5,587.6
Additions	289.9	87.4	15.4	2.9	—	395.6
Retirements and disposals	(78.5)	(13.9)	(25.6)	(0.7)	—	(118.7)
Reclassifications	124.9	3.5	(0.3)	—	(184.8)	(56.7)
Other	0.1	—	(0.1)	—	(0.7)	(0.7)
Balance at 31 December 2025	4,863.8	392.4	189.6	27.1	334.2	5,807.1
[4] Reclassified to conform with redefinition of asset categories as described in footnote.

CHF in millions[5]	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Accumulated depreciation and impairment:
Balance at 31 December 2023	(3,037.9)	(159.9)	(83.3)	(19.5)	—	(3,300.6)
Depreciation	(269.2)	(65.1)	(29.8)	(3.9)	—	(368.0)
Retirements and disposals	211.4	101.3	21.0	5.3	—	339.0
Reclassifications	68.2	(2.9)	0.2	—	—	65.5
Other	15.0	—	—	—	—	15.0
Balance at 31 December 2024	(3,012.5)	(126.6)	(91.9)	(18.2)	—	(3,249.1)
Depreciation	(297.6)	(58.4)	(58.0)	(3.6)	—	(417.6)
Retirements and disposals	78.1	12.8	25.6	0.6	—	117.1
Reclassifications	(26.8)	4.5	(3.5)	—	—	(25.8)
Other	—	—	—	—	—	—
Balance at 31 December 2025	(3,258.8)	(167.7)	(127.8)	(21.2)	—	(3,575.5)
[5] Reclassified to conform with redefinition of asset categories as described in footnote.

CHF in millions	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Property and equipment, net:
Net carrying amount at 31 December 2024	1,514.9	188.8	108.3	6.8	519.7	2,338.5
Net carrying amount at 31 December 2025	1,605.0	224.7	61.8	5.9	334.2	2,231.6

The capitalisation process recognises all additions to PP&E as "Additions" to Assets Under Depreciation (Network, Customer Premises Equipment, and Land Buildings, and other), which are then reclassified simultaneously into Assets Under Construction within "Reclassifications", as long as construction or implementation of the underlying projects is ongoing. When projects are completed, the related assets are transferred from Assets Under Construction to Assets Under Depreciation as part of the reclassification process. This also results in recurring transfers of software assets from Assets Under Construction within PP&E to Intangible Assets. As a result of this process, the table above reflects negative reclassifications within the asset categories under depreciation. Following the spin-off, Sunrise has redefined its PP&E asset categories to reflect the nature and internal management of assets rather than the legacy structure of its former parent. Comparative information has been reclassified accordingly. These changes enhance transparency and relevance of the information presented. Consequently, the 2024 and 2023 net carrying amounts shown in the tables above include the following reclassifications between the newly defined (stated in the columns) and previously reported (stated in the rows) asset categories:

CHF in millions	Network	Customer Premises Equipment	Leasehold Improvement and Support Capital	Land and Buildings	Assets Under Construction	Total
Balance at 31 December 2023
Distribution systems	681.7	—	—	—	—	681.7
Customer premises equipment	39.5	168.8	—	—	—	208.3
Support equipment and buildings	963.4	—	84.2	10.6	—	1,058.2
Assets under construction	—	—	—	—	347.5	347.5
Total	1,684.6	168.8	84.2	10.6	347.5	2,295.7

CHF in millions	Network	Customer Premises Equipment	Leasehold Improvement and Support Capital	Land and Buildings	Assets Under Construction	Total
Balance at 31 December 2024
Distribution systems	427.8	—	—	—	—	427.8
Customer premises equipment	44.0	188.8	—	—	—	232.8
Support equipment and buildings	1,043.1	—	108.3	6.8	—	1,158.2
Assets under construction	—	—	—	—	519.7	519.7
Total	1,514.9	188.8	108.3	6.8	519.7	2,338.5